Consolidated Statements of Income ₪ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 ILS (₪) ₪ / shares	Dec. 31, 2017 USD ($) $ / shares	Dec. 31, 2016 ILS (₪) ₪ / shares	[1]	Dec. 31, 2015 ILS (₪) ₪ / shares [1]
Profit or loss [abstract]
Rental income	₪ 2,831	$ 817	₪ 2,841		₪ 2,808
Property operating expenses	865	249	870		866
Net operating rental income	1,966	568	1,971		1,942
Fair value gain (loss) from investment property and investment property under development, net	(42)	(12)	245		(497)
General and administrative expenses	(386)	(111)	(436)		(450)
Other income	168	47	26		27
Other expenses	(166)	(48)	(223)		(755)
Company's share in earnings of equity-accounted investees, net	434	125	106		126
Operating income	1,974	569	1,689		393
Finance expenses	(1,085)	(313)	(1,127)		(1,079)
Finance income	314	91	255		798
Income before taxes on income	1,203	347	817		112
Taxes on income (tax benefit)	(327)	(94)	153		(253)
Net income from continuing operations	1,530	441	664		365
Net income from discontinued operations, net	(281)	(81)	2,516		1,941
Net income	1,249	360	3,180	[2]	2,306
Attributable to:
Equity holders of the Company	493	142	787		620
Non-controlling interests	756	218	2,393		1,686
Profit (loss)	₪ 1,249	$ 360	₪ 3,180	[2]	₪ 2,306
Net earnings per share attributable to equity holders of the Company (NIS):
Basic earnings (loss) from continuing operations | (per share)	₪ 5.98	$ 1.73	₪ 0.64		₪ (0.14)
Basic net earnings from discontinued operations | (per share)	(3.46)	(1.00)	3.39		3.16
Total basic net earnings | (per share)	2.52	0.73	4.03		3.47
Diluted earnings (loss) from continuing operations | (per share)	5.95	1.72	0.57		(0.16)
Diluted net earnings from discontinued operations | (per share)	(3.46)	(1.00)	3.39		3.61
Total diluted net earnings | (per share)	₪ 2.49	$ 0.72	₪ 3.96		₪ 3.45

[1]	Reclassified, refer to note 2ff.
[2]	Reclassified, refer to Note 2dd.